Note 5 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Statement Line Items [Line Items]
Provision for (recovery of) credit losses			$ (112)	$ 793
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance			2,513
Balance	$ 2,401	$ 2,697	2,401	2,697
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance			1,945
Balance	2,002	2,425	2,002	2,425
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance			568
Balance	399	272	399	272
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance			0
Balance	0	0	0	0
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	207	627	100	545
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	358	19	465	101
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	358	19	465	101
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	565	646	565	646
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	207	627	100	545
Transfer in (out) to Stage 1	0	52	0	122
Transfer in (out) to Stage 2	0	(85)	0	(257)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	358	52	465	236
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	358	19	465	101
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	565	646	565	646
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	0	0	0	0
Transfer in (out) to Stage 1	0	(52)	0	(122)
Transfer in (out) to Stage 2	0	85	0	257
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	(33)	0	(135)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	0	0	0	0
Loans [member] | Point of sale loans and leases [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	0	0	0	0
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	1,942	1,767	2,222	1,287
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(230)	182	(447)	553
Loan originations	7	56	84	205
Derecognitions and maturities	(119)	(99)	(259)	(139)
Provision for (recovery of) credit losses	(342)	139	(622)	619
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	1,600	1,906	1,600	1,906
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	1,643	1,647	1,699	1,150
Transfer in (out) to Stage 1	65	14	297	93
Transfer in (out) to Stage 2	(230)	(106)	(392)	(224)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(172)	138	(278)	560
Loan originations	7	56	84	205
Derecognitions and maturities	(100)	(94)	(197)	(129)
Provision for (recovery of) credit losses	(430)	8	(486)	505
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	1,213	1,655	1,213	1,655
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	299	120	523	137
Transfer in (out) to Stage 1	(65)	(14)	(297)	(93)
Transfer in (out) to Stage 2	230	106	392	224
Transfer in (out) to Stage 3	0	0	0	(13)
Net remeasurement of loss allowance	(58)	44	(169)	6
Loan originations	0	0	0	0
Derecognitions and maturities	(19)	(5)	(62)	(10)
Provision for (recovery of) credit losses	88	131	(136)	114
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	387	251	387	251
Loans [member] | Commercial real estate mortgages [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	13
Net remeasurement of loss allowance	0	0	0	(13)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	0	0	0	0
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	58	59	42	54
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3		0	0	0
Net remeasurement of loss allowance	1	(5)	6	0
Loan originations	0	0	11	0
Derecognitions and maturities	0	(4)	0	(4)
Provision for (recovery of) credit losses	1	(9)	17	(4)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	59	50	59	50
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	58	59	42	54
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	(11)	0	(11)	0
Transfer in (out) to Stage 3		0	0	0
Net remeasurement of loss allowance	1	(5)	6	0
Loan originations	0	0	11	0
Derecognitions and maturities	0	(4)	0	(4)
Provision for (recovery of) credit losses	(10)	(9)	6	(4)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	48	50	48	50
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	11	0	11	0
Transfer in (out) to Stage 3		0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	11	0	11	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	11	0	11	0
Loans [member] | Commercial real estate loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3		0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	0	0	0	0
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	195	73	149	18
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(18)	6	15	18
Loan originations	0	16	13	59
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(18)	22	28	77
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	177	95	177	95
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	185	70	104	17
Transfer in (out) to Stage 1	9	0	27	0
Transfer in (out) to Stage 2	0	(8)	0	(8)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(18)	(4)	32	6
Loan originations	0	16	13	59
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(9)	4	72	57
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	176	74	176	74
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	10	3	45	1
Transfer in (out) to Stage 1	(9)	0	(27)	0
Transfer in (out) to Stage 2	0	8	0	8
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	10	(17)	12
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(9)	18	(44)	20
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	1	21	1	21
Loans [member] | Public sector and other financing [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance	$ 0	$ 0	$ 0	$ 0